             ZURICH YIELDWISE FUNDS                                   ZURICH MONEY FUNDS
           Zurich Yieldwise Money Fund                             Zurich Money Market Fund
     Zurich Yieldwise Government Money Fund                      Zurich Government Money Fund
      Zurich Yieldwise Municipal Money Fund                       Zurich Tax-Free Money Fund
SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION      SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
             DATED NOVEMBER 30, 1998                                DATED NOVEMBER 30, 1998

        ---------------------------------                      ---------------------------------

The following disclosure replaces the relevant disclosure in the "Custodian, Transfer Agent, and Shareholder Service Agent" and "Custodian and Shareholder Service Agent" sections of the Zurich Yieldwise Funds' and Zurich Money Funds' Statements of Additional Information, respectively.

CUSTODIAN, TRANSFER AGENT AND SHAREHOLDER SERVICE AGENT. State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, as custodian, has custody of all securities and cash of each Fund. State Street attends to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by each Fund. Investors Fiduciary Trust Company ("IFTC"), 801 Pennsylvania Avenue, Kansas City, Missouri 64105, is each Fund's transfer agent and dividend-paying agent.

Pursuant to a services agreement with IFTC, Kemper Service Company ("KSvC"), an affiliate of Scudder Kemper, serves as "Shareholder Service Agent" of each Fund and, as such, performs all of IFTC's duties as transfer agent and dividend paying agent. IFTC receives as transfer agent, and pays to KSvC as follows: prior to January 1, 1999, annual account fees at a maximum rate of $8 per account plus account set up, transaction, maintenance charges and out-of-pocket expense reimbursement and effective January 1, 1999, annual account fees of $10.00 plus set up charges, an asset-based fee of 0.05% and out-of-pocket reimbursement.